Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Total Compensation of Key Management Personnel

	2017 $m	2016 $m	2015 $m
Total compensation of key management personnel
Short-term employment benefits	21.3	19.2	19.5
Contributions to defined contribution pension plans	0.6	0.8	0.7
Equity compensation benefits	10.2	7.4	6.2
Termination benefits	1.9	—	—

	34.0	27.4	26.4

Summary of Related Party Disclosures for Associates and Joint Ventures

Related party disclosures for associates and joint ventures are as follows:

	Associates			Joint ventures			Total
	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m
Revenue from associates and joint ventures	8	5	3	1	1	–	9	6	3
Loans to associates	—	9	7	—	—	—	—	9	7
Other amounts owed by associates and joint ventures	2	1	2	—	—	—	2	1	2